OTHER CURRENT LIABILITIES (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER CURRENT LIABILITIES [Abstract]
Related parties			$ 50,133
Employees and related institutions	183,602	130,918	110,436
Accrued expenses and other	44,336	80,360	98,017
Total other current liabilities	$ 227,938	$ 211,278	$ 258,586